INITIAL PUBLIC OFFERING (Details Narrative) - Agrico Acquisition Corp [Member] - $ / shares	Jul. 12, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Sale of stock, description of transaction	Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (See Note 7).
Share price		$ 10
Maximum [Member] | Common Class A [Member]
Shares issued			143,750	143,750
IPO [Member]
Sale of stock, number of shares issued in transaction	14,375,000
Over-Allotment Option [Member]
Additional units of shares	1,875,000
Purchase price, per unit (in Dollars per share)	$ 10.00
Share price	$ 11.50
Shares issued			1,875,000